Document and Entity Information	May 26, 2020
Cover [Abstract]
Entity Registrant Name	COMERICA INC /NEW/
Amendment Flag	false
Entity Central Index Key	0000028412
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 26, 2020
Entity File Number	1-10706
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-1998421
Entity Address, Address Line One	Comerica Bank Tower
Entity Address, Address Line Two	1717 Main Street
Entity Address, Address Line Three	MC 6404
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	462-6831
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5 par value
Trading Symbol	CMA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false